Business Combination	12 Months Ended
Dec. 31, 2021
Business Combinations [Abstract]
BUSINESS COMBINATION

NOTE 9 – BUSINESS COMBINATION

Pursuant to the Securities Purchase Agreement dated April 25, 2019, the Company agreed to purchase from Xiangdong Wen and Zhen Fan the remaining 75.1% of outstanding securities of MMBD Trading Ltd. Prior to the consummation of this acquisition, (i) the Company held 24.9% of outstanding securities of MMBD Trading, and (ii) each Xiangdong Wen (the Chairman of the board and chief executive officer of the Company, a 14.9% shareholder of the Company) and Zhen Fan (the Company’s former chief executive officer, a 13% shareholder of the Company) beneficially owned 37.55% of outstanding securities of MMBD. The Company has agreed to pay the aggregate purchase price of $185,000 for such securities to be equally divided between the two shareholders of MMBD Trading, also see NOTE 12. The acquisition closed on October 18, 2019. Following and as a result of this acquisition, MMBD has become a wholly-owned subsidiary of the Company.

The Company remeasured the previously held equity interests in MMBD Trading at its acquisition date and determined the fair value to be $61,338, and recognized a remeasurement gain of $42,415, which is recorded as part of the “other expense” in the Company’s consolidated statement of operations and comprehensive loss for the year ended December 31, 2019. The financial results of MMBD Trading have been included in the Company’s consolidated financial statements from October 18, 2019.

The following table summarizes the fair value of the assets acquired and liabilities assumed as of the date of acquisition and total purchase price:

Amount

Cash & cash equivalents	$75,506
Accounts receivable	75,629
Prepaid expenses and other current assets	770
Security deposit, current	72,214
Accounts payable	(104,821)
Other payables	(677)
Net assets acquired	$118,621

Cash paid for acquisition	185,000
Fair value of existing equity interest in MMBD Trading	61,338
Total purchase price	$246,338

Goodwill	$127,717

Goodwill represents the excess of the purchase consideration over the fair value of the identifiable assets acquired and liabilities assumed from the acquired entity as a result of the Company’s acquisitions of interests in its subsidiaries. The Company recognized $127,717 impairment loss on goodwill during the year ended December 31, 2019, which is recorded as part of the “other expense” in the Company’s consolidated statement of operations and comprehensive loss.

The Company did not have business combination during the years ended December 31, 2021 and 2020.